Income Taxes - Reconciliation of Income Tax Benefit (Expense) from Continuing Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Expected tax benefit (expense) at federal statutory rate		$ (69,162)	$ 227,250	$ (32,073)
State income tax benefit (expense), net of federal benefit		(22,501)	(7,753)	(1,311)
Pass-through entities	[1]	0	7,989	32,073
Stock compensation	[2]	(12,300)	(330,024)	0
Other		3,958	146	0
Total income tax benefit (expense)		$ (100,005)	$ (102,392)	$ (1,311)

[1]	Our predecessor was also a pass-through entity for federal income tax purposes.
[2]	As discussed in Note 12, the compensation expense associated with the incentive units of WildHorse Resources and MRD Holdco created a nondeductible permanent difference for income tax purposes.